Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables [text block]
	At 31 December
(in USD million)	2017	2016

Trade receivables	7,649	5,504
Current financial receivables	427	862
Joint venture receivables	478	592
Equity accounted associated companies and other related party receivables	6	116

Total financial trade and other receivables	8,560	7,074
Non-financial trade and other receivables	865	765

Trade and other receivables	9,425	7,839